Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Derivative notional amount	$ 8,382,140	$ 6,207,882
Libor [Member] | U.S. dollars [member] | Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	48,162	91,991
Non-derivative liabilities	3,335	3,043
Derivative notional amount	1,870,472	1,340,121
Authorized and committed loan commitments	90,797	62,174
Libor [Member] | GBP [Member] | Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets		730
Non-derivative liabilities		678
Derivative notional amount		28,385
Authorized and committed loan commitments		241
Others [Member] | Other Currencies [Member] | Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets		884
Derivative notional amount		4,898
Authorized and committed loan commitments		$ 15,047
CDOR [Member] | Other Currencies [Member] | Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	37,101
Non-derivative liabilities	4,583
Derivative notional amount	1,554,518
Authorized and committed loan commitments	$ 26,106